VOYA MUTUAL FUNDS

Voya Multi Manager Emerging Markets Equity Fund

Voya VACS Series EME Fund

(each a “Fund” and, together, the “Funds”)

Supplement dated November 7, 2025

to the Funds’ current Prospectuses and Summary Prospectuses

(each a “Prospectus” and collectively, the “Prospectuses”)

Effective on or about December 1, 2025, Nomura Holding America Inc. (“Nomura”) will finalize an acquisition (the “Transaction”) of Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers (“DIFA”), who currently serves as a sub-adviser for the Funds. DIFA has a sub-sub-advisory agreement for the Funds with Macquarie Investment Management Global Limited (“MIMGL”), an Australian affiliate of DIFA, under which MIMGL provides security trade execution and quantitative support as needed. Upon the closing of the Transaction, DIFA will become a wholly-owned subsidiary of Nomura and operate under the new name of Nomura Investments Fund Advisers (“NIFA”). The Transaction will result in a change of control of DIFA and therefore will constitute an assignment, as such term is defined for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which triggers the immediate and automatic termination of the Funds’ sub-advisory and sub-sub-advisory agreements (“together, the Sub-Advisory Agreements”) currently in place with DIFA and MIMGL.

Effective on or about December 1, 2025, pursuant to the Funds’ Manager-of-Managers exemptive relief, Voya Investments, LLC, the Funds’ investment adviser, will enter into a new sub-advisory agreement with NIFA, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Funds’ previous Sub-Advisory Agreements. In addition, NIFA may access one or more Nomura affiliates for security trade execution and other investment-related services through a participating affiliate arrangement.

Effective on or about December 1, 2025, each Fund’s Prospectus is revised as follows:

1All references to “Delaware Investments Fund Advisers” and “DIFA,” as the Funds’ sub- adviser, are deleted and replaced with “Nomura Investments Fund Advisers” and “Nomura,” respectively.

2All references to Macquarie Investment Management Global Limited as the Funds’ sub-sub- adviser are deleted in their entirety.

3The following paragraph is added in the sub-section entitled “Management of the Fund(s) –

Sub-Advisers”:

Nomura Investments Fund Advisers

Nomura Investments Fund Advisers (“NIFA” or the “Sub-Adviser”) is a series of Nomura Investment Management Business Trust (“NIMBT”), a Delaware statutory trust which is registered with the SEC as an investment adviser. Nomura Asset Management (“NAM”) is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. NAM primarily operates through several distinct investment managers, which include NIMBT and its NIFA series. NIFA’s principal business address is 610 Market Street, Philadelphia, Pennsylvania 19106.

4The line item with respect to Mr. Liu-Er Chen, CFA in table in the sub-section entitled

“Management of the Funds – Portfolio Management” of Voya Multi-Manager Emerging Markets Equity Fund’s Prospectus is hereby deleted and replaced with the following:

Portfolio Manager	Investment	Fund	Professional Experience
Adviser or
Sub-Adviser
Liu-Er Chen, CFA	Nomura	Voya Multi-Manager	Mr. Chen, Managing Director
		Emerging Markets	and Chief Investment Officer-
		Equity Fund	Emerging Markets and
Healthcare, heads Nomura’s
global emerging markets team.
Prior to joining a predecessor
entity of Nomura’s in 2006, he
spent nearly 11 years at
Evergreen Investment
Management Company.

5The line item with respect to Mr. Liu-Er Chen, CFA in table in the sub-section entitled

“Management of the Fund – Portfolio Management” of Voya VACS Series EME Fund’s

Prospectus is hereby deleted and replaced with the following:

Portfolio Manager	Investment	Fund	Professional Experience
Adviser or
Sub-Adviser
Liu-Er Chen, CFA	Nomura	Voya VACS Series	Mr. Chen, Managing Director
		EME Fund	and Chief Investment Officer-
Emerging Markets and
Healthcare, heads Nomura’s
global emerging markets team.
Prior to joining a predecessor
entity of Nomura’s in 2006, he
spent nearly 11 years at
Evergreen Investment
Management Company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Multi Manager Emerging Markets Equity Fund

Voya VACS Series EME Fund

(each a “Fund” and, together, the “Funds”)

Supplement dated November 7, 2025

to each Fund’s current Statement of Additional Information

(each an “SAI” and, together, the “SAIs”)

Effective on or about December 1, 2025, Nomura Holding America Inc. (“Nomura”) will finalize an acquisition (the “Transaction”) of Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers (“DIFA”), who currently serves as a sub-adviser for the Funds. DIFA has a sub-sub-advisory agreement for the Funds with Macquarie Investment Management Global Limited (“MIMGL”), an Australian affiliate of DIFA, under which MIMGL provides security trade execution and quantitative support as needed. Upon the closing of the Transaction, DIFA will become a wholly-owned subsidiary of Nomura and operate under the new name of Nomura Investments Fund Advisers (“NIFA”). The Transaction will result in a change of control of DIFA and therefore will constitute an assignment, as such term is defined for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which triggers the immediate and automatic termination of the Funds’ sub-advisory and sub-sub-advisory agreements (“together, the Sub-Advisory Agreements”) currently in place with DIFA and MIMGL.

Effective on or about December 1, 2025, pursuant to the Funds’ Manager-of-Managers exemptive relief, Voya Investments, LLC, the Funds’ investment adviser, will enter into a new sub-advisory agreement with NIFA, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Funds’ previous Sub-Advisory Agreements. In addition, NIFA may access one or more Nomura affiliates for security trade execution and other investment-related services through a participating affiliate arrangement.

Effective on or about December 1, 2025, each Fund’s SAI is revised as follows:

1All references to “Delaware Investments Fund Advisers” and “DIFA,” as the Funds’ sub- adviser, are deleted and replaced with “Nomura Investments Fund Advisers” and “NIFA,” respectively.

2All references to Macquarie Investment Management Global Limited as the Funds’ sub-sub- adviser are deleted in their entirety.

3The sub-section entitled “Portfolio Management – Potential Material Conflict of Interest – DIFA” is hereby deleted in its entirety and replaced with the following:

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Fund, and the investment action for such other fund or account and the Fund may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Fund. Additionally, the management of multiple other funds or accounts and the Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple other funds or accounts and the Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. NIFA and its affiliates have established proprietary accounts and initial seed accounts, and also manage accounts for affiliated entities. A portfolio manager also may have invested in certain funds or accounts managed by NIFA. Accordingly, portfolio managers have an incentive to favor these accounts or funds over other client accounts or funds. NIFA has adopted procedures designed to allocate investments fairly across multiple funds and accounts including, unless prohibited by applicable law, proprietary and affiliated accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While NIFA’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so. When NIFA and its affiliates establish proprietary accounts, provide the initial seed capital in connection with the creation of a new investment product or style, and manage affiliate accounts, these accounts may not exhibit the same performance results as a similarly managed fund for a variety of reasons, including regulatory restrictions on the type and amount of securities in which the proprietary capital invests, differential credit and financing terms, and the use of hedging transactions that differ from those used to implement investment strategies for advisory clients.

4.The sub-section entitled Portfolio Management – Compensation – DIFA” is hereby deleted in its entirety and replaced with the following:

The portfolio manager’s compensation consists of the following:

Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus. The portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio manager manages. NIFA keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three- and five-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance are weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in the following retention programs for alignment of interest purposes.

Notional Investment Plan. A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within Nomura Asset Management Funds pursuant to the terms of a Notional Investment Plan. The retained amount will vest in equal tranches over a period after the date of the investment.

2

Retained Equity Plan. A portion of a portfolio manager’s retained profit share may be invested in a Retained Equity Plan, which is used to deliver remuneration in the form of Nomura Group equity. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches over a designated period after the date of the investment.

Other Compensation. Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.

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